Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Information
Schedule of tangible fixed assets by geographic region

The following table presents the Company’s tangible fixed assets by geographic region:

	December 31,	December 31,
	2019	2018
United States	$1,823	$5,735
United Kingdom	3,190	14,690
Total	$5,013	$20,425